Leases - Schedule of Right-of-Use Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Right-of-Use Assets and Lease Liabilities [Abstract]
At 1 January	$ 171	$ 283
Boston Office Lease	475
Rent Free Period Adjustment	25
Depreciation	(195)	(111)
Exchange differences	(3)	(1)
Right-of-use assets	473	171
At 1 January	106	247
Boston Office Lease	461
Rent Free Period Adjustment	35
Interest expense	20	6
Prepaid Lease Payment	15
Lease payments	(190)	(144)
Exchange differences	9	(3)
Lease Liabilities	$ 456	$ 106